STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN INSTITUTIONAL FUNDS
PRIME OBLIGATIONS PORTFOLIO

SUPPLEMENT DATED MAY 23, 2014 TO
STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2014

At a meeting of shareholders on May 19, 2014 (the “Shareholder Meeting”), shareholders of the Northern Institutional Funds (the “Trust”) elected Cynthia Plouché as a non-interested trustee of the Trust. The following information is added to the table in the section “TRUSTEES AND OFFICERS – Non-Interested Trustees” beginning on page 24 of the SAI:

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Cynthia Plouché Age: 56 Trustee since May 2014

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients;

•  Assessor, Moraine Township, Illinois since January 2014.

• AXA Premier VIP Trust (registered investment company – 36 portfolios).

(1)	The Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.
(2)	The Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.
(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act.

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